Credit Quality Information On Pawn Loans (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Credit Quality Information On Pawn Loans [Abstract]
Performing pawn loans outstanding	$ 245.5	$ 235.3	$ 246.0	$ 248.4
Delinquent pawn loans outstanding	$ 8.2	$ 9.3	$ 8.1	$ 5.1